NET LOSS PER SHARE (Details Narrative)	9 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
Anti-dilutive securities	10,121,612	5,664,615	7,812,822	4,164,150
Restricted Stock [Member]
Anti-dilutive securities	367,818	403,013